Goodwill - Summary of Reconciliation of Changes in Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Beginning Balance	$ 11,440
Acquisitions through business combinations		$ 107,053
Disposition of Bridge Farm (note 5)	(11,345)
Foreign currency translation	$ (95)	4,692
Impairment		(100,305)
Ending Balance		$ 11,440